SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2010
Segment Reporting Tables [Abstract]
Segment Reporting Tables [Text Block]

			Global	Insurance	International		Other	Group
		Corporate &	markets &
12-month period ended	Retail	Investment	Asset			Turkish
December 31, 2008	Banking	Banking	Management			Operations
	(EUR in thousands)

Net interest income	1,718,379	324,967	200,908	46,097	454,389	872,623	(37,829)	3,579,534
Net fee and commission income	189,667	65,826	113,335	6,414	106,583	291,839	(1,595)	772,069
Other	1,087	(62,487)	172,794	142,412	60,680	37,399	222,343	574,228
Total operating income	1,909,133	328,306	487,037	194,923	621,652	1,201,861	182,919	4,925,831

Direct costs	(630,072)	(46,005)	(83,807)	(172,360)	(309,286)	(564,677)	(226,795)	(2,033,002)
Allocated costs and provisions	(565,018)	(86,039)	(32,679)	(2,147)	(83,730)	(114,750)	(42,520)	(926,883)
Share of profit of associates	-	-	(468)	595	440	-	(29,499)	(28,932)
Profit before tax	714,043	196,262	370,083	21,011	229,076	522,434	(115,895)	1,937,014

Segment assets as at 31 December 2008
Segment assets	28,511,304	18,429,200	23,312,965	2,380,694	11,073,694	14,451,982	2,790,681	100,950,520
Tax assets								372,722
Total assets								101,323,242

Other Segment items
Depreciation, amortisation & impairment charges	16,820	807	7,597	9,364	28,139	40,011	88,167	190,905
Provision for loans impairment & advances	259,493	42,581	15,151	1,586	83,730	114,750	20,340	537,631
Non- current assets additions	33,035	412	3,766	8,213	59,747	69,118	205,156	379,447

Breakdown by business segment
			Global	Insurance	International		Other	Group
		Corporate &	markets &
12-month period ended	Retail	Investment	Asset			Turkish
December 31, 2009	Banking	Banking	Management			Operations
	(EUR in thousands)

Net interest income	1,402,316	536,138	584,022	48,832	488,762	968,856	(62,611)	3,966,315
Net fee and commission income	166,243	72,270	95,488	3,872	94,040	228,546	(71)	660,388
Other	(26,448)	(67,169)	268,099	149,498	17,873	96,860	11,679	450,392
Total operating income	1,542,111	541,239	947,609	202,202	600,675	1,294,262	(51,003)	5,077,095
Direct costs	(670,025)	(53,509)	(79,390)	(182,192)	(302,526)	(523,994)	(255,232)	(2,066,868)
Allocated costs and provisions	(798,813)	(207,704)	(190,290)	(70,431)	(189,914)	(250,085)	(51,042)	(1,758,279)
Share of profit of associates	-	-	(1,429)	560	783	(190)	393	117
Profit before tax	73,273	280,026	676,500	(49,861)	109,018	519,993	(356,884)	1,252,065

Segment assets as at 31 December 2009
Segment assets	31,961,306	18,639,070	26,859,396	2,851,745	11,446,389	15,819,570	5,453,008	113,030,484
Tax assets								363,699
Total assets								113,394,183

Other Segment items
Depreciation, amortisation(1)	20,096	1,021	3,538	9,127	32,688	42,186	104,784	213,440
Credit provisions and other impairment charges	442,576	151,257	171,804	69,813	189,914	250,085	28,196	1,303,645
Non- current assets additions	14,814	634	11,741	8,289	62,445	58,782	115,725	272,430

(1)	Includes depreciation and amortisation on investment property, property & equipment, software & other intangible assets and amortisation and write-offs of intangible assets recognised on business combinations.

Breakdown by business segment
			Global	Insurance	International		Other	Group
		Corporate &	markets &
12-month period ended	Retail	Investment	Asset			Turkish
December 31, 2010	Banking	Banking	Management			Operations
	(EUR in thousands)

Net interest income	1,368,231	621,918	472,177	54,066	461,836	1,053,634	116,095	4,147,957
Net fee and commission income	127,788	77,841	37,556	8,054	102,260	262,723	(6,297)	609,925
Other	(25,223)	(73,770)	(205,549)	101,146	28,456	47,939	8,595	(118,406)
Total operating income	1,470,796	625,989	304,184	163,266	592,552	1,364,296	118,393	4,639,476
Direct costs	(683,711)	(53,058)	(77,823)	(159,653)	(300,583)	(659,239)	(160,099)	(2,094,166)
Allocated costs and provisions	(1,155,003)	(259,477)	(60,472)	(37,603)	(209,568)	(144,586)	(42,569)	(1,909,278)
Share of profit of associates	-	-	310	903	1,055	289	(959)	1,598
Profit before tax	(367,918)	313,454	166,199	(33,087)	83,456	560,760	(85,234)	637,630

Segment assets as at 31 December 2009
Segment assets	30,079,448	18,957,278	29,793,880	3,052,124	10,506,104	20,619,183	7,129,220	120,137,237
Tax assets								607,368
Total assets								120,744,605

Other Segment items
Depreciation, amortisation(1)	19,746	1,291	5,968	9,698	35,483	53,633	101,441	227,260
Provision for loans impairment & advances	796,593	204,037	39,865	36,987	209,528	144,586	18,731	1,450,327
Non- current assets additions	8,730	13,254	4,093	5,137	52,360	67,704	105,934	257,212

(1)	Includes depreciation and amortisation on investment property, property & equipment, software & other intangible assets and amortisation and write-offs of intangible assets recognised on business combinations.

Reconciliation of Profit before tax per IFRS reported for the segments to Income / (loss) before income tax expense per US GAAP	2008	2009	2010
Profit before tax	1,937,014	1,252,065	637,630
Dividend paid and transactions on financial instruments classified within equity under IFRS	252,706	186,289	(369)
Hedging of Interest Rate Risk and Net Investment Hedge	(885,202)	(430,170)	(693,471)
Fixed assets measurement difference	31,761	26,810	8,733
Effective Interest Rate income recognition method	(77,446)	(88,820)	(40,776)
Redeemable non-controlling interests	(11,260)	(1,282)	29,636
Foreign exchange differences on AFS debt securities	(97,381)	28,800	(78,220)
Difference of equity in earnings of investees	8,268	(21,515)	1,797
Impairment of AFS securities	-	(120,538)	(23,979)
Other	(13,291)	(21,734)	8,667
Income (loss) before income tax expense	1,145,169	809,905	(150,352)

NOTE 38: SEGMENT INFORMATION (Continued)

Breakdown of total assets, total revenue, income / loss before income tax expense and et income/loss attributable to NBG shareholders by geographical location

	Total assets	Total revenue	Income / loss before income tax expense	Net income/loss attributable to NBG shareholders

12-month period ended December 31, 2008
Domestic …………………………………………	72,775,920	4,846,981	480,453	320,111
Foreign …………………………………………..	29,073,255	3,392,662	664,716	501,313
Group …………………………………………….	101,849,175	8,239,643	1,145,169	821,424

12-month period ended December 31, 2009
Domestic …………………………………………	82,002,985	4,818,134	242,903	79,498
Foreign …………………………………………..	31,181,173	3,132,746	567,002	447,551
Group …………………………………………….	113,184,158	7,950,880	809,905	527,049

12-month period ended December 31, 2010
Domestic …………………………………………	83,840,637	3,776,289	(786,711)	(771,417)
Foreign …………………………………………..	34,974,665	3,155,711	636,359	503,357
Group …………………………………………….	118,815,302	6,932,000	(150,352)	(268,060)